Goodwill and Intangible Assets - Schedule of Identified Intangible Assets by Major Class (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 287,034	$ 290,438
Accumulated Amortization	(135,514)	(123,138)
Intangible Assets, Net	151,520	167,300
Intellectual property
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	114,611	115,331
Accumulated Amortization	(52,638)	(47,638)
Intangible Assets, Net	61,973	67,693
Trade names
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	92,528	92,528
Accumulated Amortization	(40,977)	(35,792)
Intangible Assets, Net	51,551	56,736
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	68,821	71,463
Accumulated Amortization	(33,490)	(32,378)
Intangible Assets, Net	35,331	39,085
Licensor relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	11,074	11,116
Accumulated Amortization	(8,409)	(7,330)
Intangible Assets, Net	$ 2,665	$ 3,786
Minimum | Intellectual property
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	3 years
Minimum | Trade names
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	10 years
Minimum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	3 years
Minimum | Licensor relationships
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	10 years
Maximum | Intellectual property
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	20 years
Maximum | Trade names
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	20 years
Maximum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	20 years
Maximum | Licensor relationships
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	20 years